Common Stock and Stock Plans Textuals (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	23,327,854
Common Stock and Stock Plans (Textual) [Abstract]
Warrants outstanding to purchase common stock, exercise price	$ 33.701
Warrants purchased	0	0
Total number of shares of common stock available for grant under plans	147,000,000
RSR [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	$ 0
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 57.54	$ 48.31	$ 55.34
Unrecognized compensation cost related to nonvested awards	$ 781
Expected weighted-average period to recognize compensation costs related to awards	2 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 865	$ 1,100	$ 1,400
LTICP performance shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	$ 0
Performance Shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 57.14	$ 44.73	$ 45.52
Unrecognized compensation cost related to nonvested awards	$ 43
Expected weighted-average period to recognize compensation costs related to awards	1 year 8 months 13 days
Fair value of awards vested	$ 117	$ 220	$ 299
Performance period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount option one, maximum (percent)	125.00%
Future vesting amount option two, maximum (percent)	150.00%
Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Total intrinsic value of options exercised	$ 623	546	497
Cash received from exercise of options	$ 602	$ 893	$ 618
Warrant [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Conversion of Stock, Shares Converted	1.01
TARP CPP [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Warrants exercised to purchase common stock	9,774,052	1,714,726
Long-Term Incentive Compensation Plans [Member] | Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award expiration period	10 years
Long-Term Incentive Compensation Plans [Member] | Minimum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	3 years
Long-Term Incentive Compensation Plans [Member] | Maximum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	5 years
Options granted prior to 2011 [Member] | Long-Term Incentive Compensation Plans [Member] | Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	12 months
Award expiration period	10 years